Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Other investments
Schedule of other investments

	2022	2021	2020
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,056	1,168	1,108
Fixed income securities at fair value through profit and loss	10	–	–
Total	1,066	1,168	1,108
Current investments
Fixed income securities at fair value through profit and loss	13	16	118
Cash collateral pledged to counterparties	162	–	–
Fixed deposits	64	53	42
Total	239	69	160

Schedule of analysis equity securities and bonds available for sale

	2022	2022	2021	2021	2020	2020
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	13	880	16	1,064	118	891
Level 2	–	–	–	–	–	–
Level 3	10	176	–	104	–	217
Total	23	1,056	16	1,168	118	1,108

Schedule of fair value movements in level 3 investments

	2022	2022	2021	2020
	FVPL	FVOCI	FVOCI	FVOCI
	$m	$m	$m	$m
At 1 January	–	104	217	227
Additions	10	32	1	96
Revaluations	–	50	–	63
Net transfers out	–	(4)	(113)	(103)
Disposals	–	(5)	–	(86)
Impairments and exchange adjustments	–	(1)	(1)	20
At 31 December	10	176	104	217